SHAREHOLDER LETTER

-------------------------------------------------------------------------------
Your Fund's Goal: Franklin Equity Fund seeks capital appreciation and secondarily, current income, by investing primarily in common stocks or securities convertible into common stock.
-------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you this annual report of Franklin Equity Fund, which covers the fiscal year ended June 30, 2000. During this period, the U.S. economy grew at a brisk pace with low unemployment and minimal inflation. However, concerned that an extremely tight labor market might lead to inflation, the U.S. Federal Reserve Board (the Fed) raised short-term interest rates six times during the reporting period. U.S. equity markets rose significantly, reaching record-breaking highs until April 2000, when the Dow Jones(R) Industrial Average, the S&P 500(R) and the Nasdaq(R) suffered severe declines.(1) The Nasdaq was particularly hard hit, and by the end of the period, there were signs that the Fed may have achieved its goal of slowing down economic growth, and many of these stocks rebounded. Within this environment,


CONTENTS


Shareholder Letter .................    1

Performance Summary ................    6

Financial Highlights &
Statement of Investments ...........   10

Financial Statements ...............   19

Notes to
Financial Statements ...............   22

Independent
Auditors' Report ...................   25

Tax Designation ....................   26


[FUND CATEGORY PYRAMID]


(1). The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip (NYSE) stocks. The Standard & Poor's (S&P) 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The Nasdaq Composite index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market(R). The index is market-value weighted and includes over 5,000 companies (as of 6/30/00).

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 14.

PORTFOLIO BREAKDOWN
Based on Total Net Assets
6/30/00

Electronic Technology                  33.4%

Technology Services                    11.6%

Health Technology                       8.5%

Finance                                 7.1%

Telecommunications                      6.6%

Energy Minerals                         3.0%

Transportation                          2.9%

Consumer Non-Durables                   2.9%

Utilities                               2.8%

Consumer Services                       2.4%

Process Industries                      2.3%

Other Services                          9.6%

Short Term Investments
& Other Net Assets                      6.9%

Franklin Equity Fund - Class A delivered a +52.09% cumulative total return as shown in the Performance Summary on page 6. The Russell(R) 1000 Index, the Fund's benchmark, provided a return of 9.25% for the same time.(2)

During the 12 months under review, we focused on companies with strong growth trends, market-leading technologies, high barriers to entry and a keen eye on their profit model. Because of our emphasis on profitable business models, we escaped many of the pitfalls experienced by some technology investors in the first half of 2000.

The Fund's strongest performing areas were the technology and biotech sectors, along with energy, transportation and telecommunications. In fact, the most significant reason for our market-beating returns was our overweighting of the technology sector, relative to the Russell 1000 Index. For example, we benefited from the strong performance of Cisco Systems, the nation's leading telecommunications switch and router manufacturer. Our largest holding, JDS Uniphase, a leading fiber-optic component manufacturer, also contributed to the Fund's solid performance. Intel and Applied Micro Circuits provided particularly outstanding returns, as well.

(2). Source: Standard & Poor's Micropal. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. The index is unmanaged and includes reinvested returns; one cannot invest directly in an index.

Of course, as might be expected, not every sector performed well. Downward earnings expectations negatively impacted consumer non-durables companies; rising interest rates hurt financial service firms; and uncertainties about potential government legislation, which would give prescription drug benefits to Medicare recipients, adversely affected pharmaceutical stocks. Taking advantage of lower stock prices in these sectors, we initiated a position in Warner Lambert/Pfizer, a market leader possessing what we believed to be attractive growth prospects. We also initiated positions in retailers, Wal-Mart Stores and The Gap.

Looking forward, we will continue to focus on leading companies in sectors with strong growth trends. Believing that the technology revolution is still in its infancy, we expect to maintain our overweighted position in this sector. We are also optimistic about growth opportunities for the biotech and pharmaceutical industries, as well as freight forwarders, who stand to benefit from expanding global commerce. Although investor concerns about rising interest rates may lead to severe volatility in the equity markets, we hope to use this to our advantage, as we search for great companies with strong growth prospects at attractive valuations.


TOP 10 HOLDINGS
6/30/00
COMPANY                                                              % OF TOTAL
SECTOR                                                               NET ASSETS
-------------------------------------------------------------------------------
JDS Uniphase Corp.                                                      3.5%
Electronic Technology

Cisco Systems Inc.                                                      3.5%
Electronic Technology

Intel Corp.                                                             2.2%
Electronic Technology

Enron Corp.                                                             2.1%
Utilities

VERITAS Software Corp.                                                  2.1%
Technology Services

Nokia Corp., ADR                                                        2.0%
Electronic Technology

Oracle Corp.                                                            1.8%
Technology Services

Genentech Inc.                                                          1.8%
Health Technology

Applied Materials Inc.                                                  1.6%
Electronic Technology

Linear Technology Corp.                                                 1.6%
Electronic Technology

We think it is wise to maintain a healthy respect for the past history of the U.S. economy's business cycles, and for realistic limits to uninterrupted growth of America's fastest growing companies. Last year's strong portfolio gains reflect an extended period of unusually high earnings growth and returns on capital of leading technology companies. Our allocation at period's end of almost 50% of the Fund's assets to technology stocks presented both risks and rewards to the Fund. Overweighting this, or any, sector means that its good or disappointing performance will have a significant impact on the Fund. The volatility in the market that we have seen in March and April may be a precursor of a return to traditional price/earnings and book value analysis -- or it may be a temporary bump in the road. However, one thing is clear. We cannot expect the valuations and performance of these stocks to continue in this manner indefinitely. We will try our hardest to deliver positive performance every year -- but no one should expect that to be the case for this, or any mutual fund.


Sincerely,

/s/ Serena Perin Vinton
------------------------
Serena Perin Vinton, CFA
Portfolio Manager
Franklin Equity Fund


This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

ONE-YEAR PERFORMANCE SUMMARY
AS OF 6/30/00

One-year total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return                +52.09%
Net Asset Value (NAV)                $17.01 (6/30/00)          $11.67 (6/30/99)
Change in NAV                        +$5.34
Distributions (7/1/99-6/30/00)       Dividend Income           $0.0048
                                     Long-Term Capital Gain    $0.5642
                                     -------------------------------------------
                                     Total                     $0.5690

CLASS B
One-Year Total Return                +50.90%
Net Asset Value (NAV)                $16.79 (6/30/00)          $11.61 (6/30/99)
Change in NAV                        +$5.18
Distributions (7/1/99-6/30/00)       Long-Term Capital Gain    $0.5642

CLASS C
One-Year Total Return                +50.86%
Net Asset Value (NAV)                $16.65 (6/30/00)          $11.52 (6/30/99)
Change in NAV                        +$5.13
Distributions (7/1/99-6/30/00)       Long-Term Capital Gain    $0.5642

ADVISOR CLASS
One-Year Total Return                +52.52%
Net Asset Value (NAV)                $17.05 (6/30/00)          $11.68 (6/30/99)
Change in NAV                        +$5.37
Distributions (7/1/99-6/30/00)       Dividend Income           $0.0232
                                     Long-Term Capital Gain    $0.5642
                                     -------------------------------------------
                                     Total                     $0.5874

Franklin Equity Fund paid distributions derived from long-term capital gains of
56.42 cents ($0.5642) per share in December 1999. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


                        Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 6/30/00

                                                                                              INCEPTION
CLASS A                                  1-YEAR           5-YEAR            10-YEAR            (1/1/33)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)               +52.09%         +233.54%          +402.72%          +191,769.78%
Average Annual Total Return(2)           +43.37%          +25.75%           +16.83%               +11.75%
Value of $10,000 Investment(3)          $14,337          $31,443           $47,365           $18,046,128

                                                                                               INCEPTION
CLASS B                                                               1-YEAR                    (1/1/99)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                            +50.90%                   +69.35%
Average Annual Total Return(2)                                        +46.90%                   +39.96%
Value of $10,000 Investment(3)                                        $14,690                   $16,535

                                                                                                 INCEPTION
CLASS C                                                                1-YEAR        5-YEAR      (5/1/95)
----------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                            +50.86%       +220.32%     +251.00%
Average Annual Total Return(2)                                        +48.32%        +25.97%      +27.25%
Value of $10,000 Investment(3)                                        $14,832       $31,726      $34,734

                                                                                      INCEPTION
ADVISOR CLASS(4)                   1-YEAR           5-YEAR            10-YEAR         (1/1/33)
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)         +52.52%         +240.15%          +412.68%       +195,569.27%
Average Annual Total Return(2)     +52.52%          +27.74%           +17.76%            +11.88%
Value of $10,000 Investment(3)     $15,252          $34,015           $51,268        $19,566,927


(1). Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2). Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3). These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4). Effective 1/1/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/1/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +150.83% and +30.09%, respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.


AVERAGE ANNUAL TOTAL RETURN
6/30/00

CLASS A
-------------------------------------------------------------------------------
1-Year                                                          +43.37%
5-Year                                                          +25.75%
10-Year                                                         +16.83%
Since Inception (1/1/33)                                        +11.75%


                     [CLASS A (7/1/90-6/30/00) LINE GRAPH]


AVERAGE ANNUAL TOTAL RETURN
6/30/00

CLASS B
-------------------------------------------------------------------------------
1-Year                                                          +46.90%
Since Inception (1/1/99)                                        +39.96%


                     [CLASS B (1/1/99-6/30/00) LINE GRAPH]


               Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN
6/30/00

CLASS C
-------------------------------------------------------------------------------
1-Year                                                          +48.32%
5-Year                                                          +25.97%
Since Inception (5/1/95)                                        +27.25%


                              [CLASS C LINE GRAPH]


AVERAGE ANNUAL TOTAL RETURN
6/30/00

ADVISOR CLASS(**)
-------------------------------------------------------------------------------
1-Year                                                          +52.52%
5-Year                                                          +27.74%
10-Year                                                         +17.76%
Since Inception (1/1/33)                                        +11.88%


                           [ADVISOR CLASS LINE GRAPH]


(*)  Source: Standard and Poor's Micropal.

(**) Effective 1/1/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/1/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.


Past performance does not guarantee future results.


FRANKLIN EQUITY FUND
Financial Highlights

                                                                                      CLASS A
                                                        --------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                        --------------------------------------------------------------
                                                               2000         1999        1998        1997         1996
                                                        --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............            $11.67      $10.99      $10.16      $ 8.26        $7.24
                                                        --------------------------------------------------------------
Income from investment operations:
 Net investment income(b) ........................               .01         .06         .05         .05          .06
 Net realized and unrealized gains ...............              5.90        1.25        2.08        2.34         1.48
                                                        --------------------------------------------------------------
Total from investment operations .................              5.91        1.31        2.13        2.39         1.54
Less distributions from:
                                                        --------------------------------------------------------------
 Net investment income ...........................              (.01)       (.05)       (.05)       (.06)        (.06)
 Net realized gains ..............................              (.57)       (.58)      (1.25)       (.43)        (.46)
                                                        --------------------------------------------------------------
Total distributions ..............................              (.58)       (.63)      (1.30)       (.49)        (.52)
                                                        --------------------------------------------------------------
Net asset value, end of year .....................            $17.00      $11.67      $10.99      $10.16        $8.26
                                                        ==============================================================

Total return(a) ..................................             52.09%      13.01%      22.43%      29.75%       22.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................        $1,165,175    $708,607    $613,835    $462,972     $366,602
Ratios to average net assets:
 Expenses ........................................               .91%      .92%         .90%         .91%         .95%
 Net investment income ...........................               .06%      .57%         .48%         .61%         .72%
Portfolio turnover rate ..........................             49.30%    45.99%       38.00%       53.67%       59.86%


(a) Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.
(b) Based on average shares outstanding effective year ended June 30, 1999.


FRANKLIN EQUITY FUND
Financial Highlights (continued)


                                                                                              CLASS B
                                                                                  ----------------------------
                                                                                         YEAR ENDED JUNE 30,
                                                                                  ----------------------------
                                                                                       2000           1999(d)
                                                                                  ----------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................................         $11.61         $10.39
                                                                                  ----------------------------
Income from investment operations:
 Net investment loss(b) .....................................................           (.10)          (.01)
 Net realized and unrealized gains ..........................................           5.84           1.28
                                                                                  ----------------------------
Total from investment operations ............................................           5.74           1.27
                                                                                  ----------------------------

Less distributions from:
 Net investment income ......................................................             --           (.05)
 Net realized gains .........................................................           (.57)            --
                                                                                  ----------------------------
Total distributions .........................................................           (.57)          (.05)
                                                                                  ----------------------------
Net asset value, end of year ................................................         $16.78         $11.61
                                                                                  ============================

Total return(a) .............................................................          50.90%         12.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................................        $15,229         $1,276
Ratios to average net assets:
 Expenses ...................................................................           1.67%          1.56%(c)
 Net investment loss ........................................................           (.65%)         (.32%)(c)
Portfolio turnover rate .....................................................          49.30%         45.99%


(a) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
(b)  Based on average shares outstanding.
(c)  Annualized
(d)  For the period January 1, 1999 (effective date) to June 30, 1999.



FRANKLIN EQUITY FUND
Financial Highlights (continued)


                                                                                        CLASS C
                                                    -----------------------------------------------------------------------------
                                                                                    YEAR ENDED JUNE 30,
                                                    -----------------------------------------------------------------------------
                                                         2000             1999             1998             1997            1996
                                                    -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............    $   11.52         $  10.91         $  10.12         $   8.23         $  7.24
                                                    -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)(b)................         (.10)            (.02)            (.01)            (.02)            .02
 Net realized and unrealized gains .............         5.80             1.23             2.05             2.34            1.45
                                                    -----------------------------------------------------------------------------
Total from investment operations ...............         5.70             1.21             2.04             2.32            1.47
                                                    -----------------------------------------------------------------------------
Less distributions from:
 Net investment income .........................           --             (.02)              --               --            (.02)
 Net realized gains ............................         (.57)            (.58)           (1.25)            (.43)           (.46)
                                                    -----------------------------------------------------------------------------
Total distributions ............................         (.57)            (.60)           (1.25)            (.43)           (.48)
                                                    -----------------------------------------------------------------------------
Net asset value, end of year ...................    $   16.65         $  11.52         $  10.91         $  10.12         $  8.23
                                                    =============================================================================

Total return(a).................................        50.86%           12.11%           21.47%           28.93%          20.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................    $ 181,087         $ 87,057         $ 35,717         $  9,554         $ 4,208
Ratios to average net assets:
 Expenses ......................................         1.67%            1.68%            1.69%            1.72%           1.77%
 Net investment loss ...........................         (.69%)           (.25%)           (.28%)           (.22%)          (.10%)
Portfolio turnover rate ........................        49.30%           45.99%           38.00%           53.67%          59.86%


(a) Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.
(b) Based on average shares outstanding effective year ended June 30,1999.


FRANKLIN EQUITY FUND
Financial Highlights (continued)


                                                                                  ADVISOR CLASS
                                                    ---------------------------------------------------------------------
                                                                               YEAR ENDED JUNE 30,
                                                    ---------------------------------------------------------------------
                                                          2000               1999               1998              1997(d)
                                                    ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............    $    11.68         $    11.00         $    10.17         $     8.62
                                                    ---------------------------------------------------------------------
Income from investment operations:
 Net investment income(b) ......................           .04                .08                .07                .03
 Net realized and unrealized gains .............          5.91               1.25               2.08               1.56
                                                    ---------------------------------------------------------------------
Total from investment operations ...............          5.95               1.33               2.15               1.59
                                                    ---------------------------------------------------------------------
Less distributions from:
 Net investment income .........................          (.02)              (.07)              (.07)              (.04)
 Net realized gains ............................          (.57)              (.58)             (1.25)                --
                                                    ---------------------------------------------------------------------
Total distributions ............................          (.59)              (.65)             (1.32)              (.04)
                                                    ---------------------------------------------------------------------
Net asset value, end of year ...................    $    17.04         $    11.68         $    11.00         $    10.17
                                                    =====================================================================
Total return(a) ................................         52.52%             13.22%             22.61%             18.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ................    $   12,603         $    7,327         $   16,911         $    6,890
Ratios to average net assets:
 Expenses ......................................           .67%               .70%               .69%               .72%(c)
 Net investment income .........................           .30%               .80%               .71%               .79%(c)
Portfolio turnover rate ........................         49.30%             45.99%             38.00%             53.67%


(a) Total return is not annualized for periods less than one year.
(b) Based on average shares outstanding effective year ended June 30, 1999.
(c) Annualized
(d) For the period January 2, 1997 (effective date) to June 30, 1997.


                     See notes to financial statements.


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000

                                                                      COUNTRY       SHARES          VALUE
----------------------------------------------------------------------------------------------------------
    COMMON STOCKS 90.6%
(a) COMMERCIAL SERVICES 1.4%
    Concord EFS Inc. ..........................................    United States    500,000    $  13,000,000
    Robert Half International Inc. ............................    United States    200,000        5,700,000
                                                                                               -------------
                                                                                                  18,700,000
                                                                                               -------------

(a) CONSUMER DURABLES .8%
    Electronic Arts Inc. ......................................    United States    150,000       10,940,625
                                                                                               -------------

    CONSUMER NON-DURABLES 2.9%
    Gillette Co. ..............................................    United States    130,000        4,541,875
    PepsiCo Inc. ..............................................    United States    150,000        6,665,625
    Philip Morris Cos. Inc. ...................................    United States    600,000       15,937,500
    Procter & Gamble Co. ......................................    United States     80,000        4,580,000
    Wm. Wrigley Jr. Co. .......................................    United States    110,000        8,820,625
                                                                                               -------------
                                                                                                  40,545,625
                                                                                               -------------
    CONSUMER SERVICES 2.4%
(a) Clear Channel Communications Inc. .........................    United States    115,000        8,625,000
(a) Entercom Communications Corp. .............................    United States     95,200        4,641,000
(a) Fox Entertainment Group Inc., A ...........................    United States    300,000        9,112,500
(a) SFX Entertainment Inc. ....................................    United States    125,000        5,664,063
    Time Warner Inc. ..........................................    United States     60,000        4,560,000
                                                                                               -------------
                                                                                                  32,602,563
                                                                                               -------------
    ELECTRONIC TECHNOLOGY 32.9%
(a) Agilent Technologies Inc. .................................    United States    100,900        7,441,375
(a) Altera Corp. ..............................................    United States    150,000       15,290,625
(a) Applied Materials Inc. ....................................    United States    250,000       22,656,250
(a) Applied Micro Circuits Corp. ..............................    United States    120,000       11,850,000
(a) Broadcom Corp., A .........................................    United States     40,000        8,757,500
(a) Celestica Inc. ............................................       Canada        240,500       11,934,813
(a) CIENA Corp. ...............................................    United States     90,000       15,001,875
(a) Cisco Systems Inc. ........................................    United States    750,000       47,671,875
(a) Cobalt Networks Inc. ......................................    United States     98,600        5,706,475
(a) Comverse Technology Inc. ..................................    United States    150,000       13,950,000
    Corning Inc. ..............................................    United States     61,100       16,489,363
(a) EMC Corp. .................................................    United States    280,000       21,542,500
(a) Infineon Technologies AG, ADR .............................       Germany       102,700        8,138,975
    Intel Corp. ...............................................    United States    225,000       30,079,688
    International Business Machines Corp. .....................    United States     60,000        6,573,750
(a) Intersil Holding Corp. ....................................    United States    106,200        5,741,438
(a) JDS Uniphase Corp. ........................................    United States    400,000       47,950,000
(a) Juniper Networks Inc. .....................................    United States    140,000       20,378,750
    Linear Technology Corp. ...................................    United States    350,000       22,378,125
    Motorola Inc. .............................................    United States    375,000       10,898,438
    Nokia Corp., ADR ..........................................       Finland       560,000       27,965,000
    Nortel Networks Corp. .....................................       Canada        280,000       19,110,000
(a) Redback Networks Inc. .....................................    United States     30,000        5,340,000


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)

                                                                      COUNTRY       SHARES          VALUE
------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (cont.)
    ELECTRONIC TECHNOLOGY (CONT.)
(a) SDL Inc. ..................................................    United States     30,000    $   8,555,625
(a) Stratos Lightwave Inc. ....................................    United States     30,600          852,975
(a) Taiwan Semiconductor Manufacturing Co, Ltd., ADR ..........       Taiwan        197,600        7,669,350
    Tektronix Inc. ............................................    United States    294,400       21,785,600
(a) Tellabs Inc. ..............................................    United States    150,000       10,265,625
                                                                                               -------------
                                                                                                 451,975,990
                                                                                               -------------
    ENERGY MINERALS 3.0%
    Devon Energy Corp. ........................................    United States    250,000       14,046,875
    Exxon Mobil Corp. .........................................    United States    132,015       10,363,178
    Texaco Inc. ...............................................    United States    100,000        5,325,000
    Union Pacific Resources Group Inc. ........................    United States    533,400       11,734,800
                                                                                               -------------
                                                                                                  41,469,853
                                                                                               -------------
    FINANCE 7.1%
    American Express Co. ......................................    United States    210,000       10,946,250
    American International Group Inc. .........................    United States    150,000       17,625,000
    Capital One Financial Corp. ...............................    United States    350,000       15,618,750
    Citigroup Inc. ............................................    United States    280,000       16,870,000
    Federated Investors Inc., B ...............................    United States    375,000       13,148,438
    Fifth Third Bancorp .......................................    United States    100,000        6,325,000
    Fleet Boston Financial Corp. ..............................    United States    177,660        6,040,440
    Morgan Stanley Dean Witter & Co. ..........................    United States     43,288        3,603,726
    Providian Financial Corp. .................................    United States     80,000        7,200,000
                                                                                               -------------
                                                                                                  97,377,604
                                                                                               -------------
    HEALTH SERVICES .3%
    Cardinal Health Inc. ......................................    United States     50,000        3,700,000
                                                                                               -------------
    HEALTH TECHNOLOGY 8.5%
    Abbott Laboratories .......................................    United States    250,000       11,140,625
(a) Amgen Inc. ................................................    United States    250,000       17,562,500
    Baxter International Inc. .................................    United States    230,000       16,171,875
    Bristol-Myers Squibb Co. ..................................    United States    140,000        8,155,000
(a) Genentech Inc. ............................................    United States    140,000       24,080,000
(a) Packard BioScience Co. ....................................    United States    199,100        3,384,700
    Pfizer Inc. ...............................................    United States    412,500       19,800,000
    Roche Holding AG ..........................................     Switzerland         700        6,835,988
    Schering-Plough Corp. .....................................    United States    200,000       10,100,000
                                                                                               -------------
                                                                                                 117,230,688
                                                                                               -------------
(a) INDUSTRIAL SERVICES 1.2%
    AES Corp. .................................................    United States    350,000       15,968,750
                                                                                               -------------
    NON-ENERGY MINERALS .6%
    De Beers Consolidated Mines AG, ADR .......................    South Africa     325,000        7,901,563
                                                                                               -------------
    PROCESS INDUSTRIES 2.3%
    Cambrex Corp. .............................................    United States    180,000        8,100,000
    Ecolab Inc. ...............................................    United States    200,000        7,812,500


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)

                                                                      COUNTRY       SHARES          VALUE
--------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (cont.)
     PROCESS INDUSTRIES (CONT.)
     General Electric Co. ......................................    United States    225,000    $   11,925,000
(a)  Packaging Corp. of America ................................    United States    403,600         4,086,450
                                                                                                --------------
                                                                                                    31,923,950
                                                                                                --------------
     PRODUCER MANUFACTURING 1.8%
     Avery Dennison Corp. ......................................    United States     85,000        5,705,625
     Honeywell International Inc. ..............................    United States    220,000        7,411,250
     Tyco International Ltd. ...................................       Bermuda       250,000       11,843,750
                                                                                                --------------
                                                                                                   24,960,625
                                                                                                --------------
     REAL ESTATE 1.0%
     Equity Office Properties Trust ............................    United States    300,000        8,268,750
     MeriStar Hospital Corp. ...................................    United States    250,000        5,250,000
                                                                                                --------------
                                                                                                   13,518,750
                                                                                                --------------
     RETAIL TRADE 1.7%
     GAP Inc. ..................................................    United States    275,000        8,593,750
     Target Corp. ..............................................    United States    100,000        5,800,000
     Wal-Mart Stores Inc. ......................................    United States    150,000        8,643,750
                                                                                                --------------
                                                                                                   23,037,500
                                                                                                --------------
     TECHNOLOGY SERVICES 10.7%
(a)  Art Technology Group Inc. .................................    United States     75,000        7,570,313
(a)  Brio Technology Inc. ......................................    United States    300,000        6,356,250
     Electronic Data Systems Corp. .............................    United States    100,000        4,125,000
(a)  Equant NV, N.Y. shs. ......................................     Netherlands     125,000        5,375,000
(a)  i2 Technologies Inc. ......................................    United States    175,000       18,246,484
(a)  InfoSpace Inc. ............................................    United States     80,000        4,420,000
(a)  Microsoft Corp. ...........................................    United States     50,000        4,000,000
(a)  Oracle Corp. ..............................................    United States    300,000       25,218,750
(a)  Sapient Corp. .............................................    United States    130,000       13,901,875
(a)  Siebel Systems Inc. .......................................    United States    100,000       16,356,250
(a,c)Storagenetworks Inc. ......................................    United States     84,100        7,590,025
(a)  VERITAS Software Corp. ....................................    United States    255,000       28,818,984
(a)  Vignette Corp. ............................................    United States    100,000        5,201,563
                                                                                                --------------
                                                                                                  147,180,494
                                                                                                --------------
     TELECOMMUNICATIONS 6.3%
(a)  Allegiance Telecom Inc. ...................................    United States     75,000        4,800,000
     AT&T Corp .................................................    United States     44,774        1,415,973
     GTE Corp. .................................................    United States    125,000        7,781,250
(a)  KPNQwest NV ...............................................     Netherlands      75,000        2,971,875
(a)  NEXTLINK Communications Inc., A ...........................    United States    200,000        7,587,500
(a)  Qwest Communications International Inc. ...................    United States    250,000       12,421,875
     Sprint Corp. (FON Group) ..................................    United States    250,000       12,750,000
(a)  Time Warner Telecom Inc., A ...............................    United States    100,000        6,437,500
     Verizon Communications ....................................    United States     60,000        3,048,750


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)

                                                                      COUNTRY       SHARES          VALUE
--------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (cont.)
     TELECOMMUNICATIONS (CONT.)
     Vodafone AirTouch PLC, ADR ..............................     United Kingdom    285,000    $   11,809,688
(a)  VoiceStream Wireless Corp. ..............................      United States    130,000        15,118,594
                                                                                                --------------
                                                                                                    86,143,005
                                                                                                --------------
     TRANSPORTATION 2.9%
     C.H. Robinson Worldwide Inc. ............................      United States    250,000        12,375,000
     Expeditors International of Washington Inc. .............      United States    350,000        16,625,000
     Southwest Airlines Co. ..................................      United States    455,625         8,628,398
     United Parcel Service Inc., B ...........................      United States     50,000         2,950,000
                                                                                                --------------
                                                                                                    40,578,398
                                                                                                --------------
     UTILITIES 2.8%
     Enron Corp. .............................................      United States    450,000        29,025,000
     Montana Power Co. .......................................      United States    275,000         9,710,932
                                                                                                --------------
                                                                                                    38,735,932
                                                                                                --------------
     TOTAL COMMON STOCKS (COST $651,597,462) .................                                   1,244,491,915
                                                                                                --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
                                                                                       ------
     CONVERTIBLE BONDS 2.5%
     COMMERCIAL SERVICES .8%
     Omnicom Group Inc., cvt. sub. deb., 4.25%, 1/03/07 ......      United States   $ 2,000,000        5,652,500
     Omnicom Group Inc., cvt. sub. deb, 144A, 4.25%, 1/03/07 .      United States     2,000,000        5,652,500
                                                                                                      ----------
                                                                                                      11,305,000
                                                                                                      ----------
     ELECTRONIC TECHNOLOGY .5%
     Redback Networks Inc., cvt., 144A, 5.00%, 4/01/07 .......      United States     5,500,000        6,321,590
                                                                                                      ----------
     TECHNOLOGY SERVICES .9%
     BEA Systems Inc., cvt., 144A, 4.00%, 12/15/06 ...........      United States     8,000,000       12,470,000
                                                                                                      ----------
     TELECOMMUNICATIONS .3%
     Level 3 Communications Inc., cvt., 6.00%, 3/15/10 .......      United States     5,000,000        4,600,500
                                                                                                      ----------
     TOTAL CONVERTIBLE BONDS (COST $22,089,023)                                                       34,697,090
                                                                                                      ----------


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (CONT.)

                                                                                PRINCIPAL
                                                            COUNTRY              AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
(b) REPURCHASE AGREEMENT 7.2%
  Joint Repurchase Agreement, 6.563%, 7/3/00
    (Maturity Value $98,790,410)
   (COST $98,736,405) ............................         United States   $    98,736,405  $    98,736,405
   Banc of America Securities LLC
   Barclays Capital Inc.
   Bear, Stearns & Co. Inc.
   Donaldson, Lufkin & Jenrette Securities Corp.
   Dresdner Kleinwort Benson, North America LLC
   Goldman, Sachs & Co.
   Greenwich Capital Markets Inc.
   Lehman Brothers Inc.
   Nesbitt Burns Securities Inc.
   Paine Webber Inc.
   Paribas Corp.
   UBS Warburg
     Collateralized by U.S. Treasury Bills & Notes
                                                                                            ---------------
TOTAL INVESTMENTS (COST $772,422,890) 100.3% .....                                            1,377,925,410
OTHER ASSETS, LESS LIABILITIES (.3%) .............                                               (3,831,040)
                                                                                            ---------------
NET ASSETS 100.0% ................................                                          $ 1,374,094,370
                                                                                            ===============



(a)    Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment advisor. At June 30, 2000, all repurchase agreements had been entered into on that date.

(c) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


                     See notes to financial statements.


FRANKLIN EQUITY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000


Assets:
 Investments in securities:
   Cost ...............................................................................    $  772,422,890
                                                                                           ==============
   Value ..............................................................................     1,377,925,410
 Receivables:
  Investment securities sold ..........................................................         7,872,355
  Capital shares sold .................................................................         8,092,500
  Dividends and interest ..............................................................           945,822
                                                                                           --------------
    Total assets ......................................................................     1,394,836,087
                                                                                           --------------
Liabilities:
 Payables:
  Investment securities purchased .....................................................        17,381,374
  Capital shares redeemed .............................................................         1,384,515
  Affiliates ..........................................................................         1,458,099
  Shareholders ........................................................................           479,299
 Other liabilities ....................................................................            38,430
                                                                                           --------------
    Total liabilities .................................................................        20,741,717
                                                                                           --------------
     Net assets, at value .............................................................    $1,374,094,370
                                                                                           ==============
Net assets consist of:
 Net unrealized appreciation ..........................................................     $ 605,502,520
 Accumulated net realized gain ........................................................        67,453,758
 Capital shares .......................................................................       701,138,092
                                                                                           --------------
    Net assets, at value ..............................................................    $1,374,094,370
                                                                                           ==============
CLASS A:
 Net assets value per share ($1,165,175,321 / 68,525,027 shares outstanding)(*) .......            $17.00
                                                                                           ==============
 Maximum offering price per share ($17.00 / 94.25%) ...................................            $18.04
                                                                                           ==============
CLASS B:
 Net asset value and maximum offering price per share ($15,229,279 / 907,444
 shares outstanding)* .................................................................            $16.78
                                                                                           ==============
CLASS C:
 Net asset value per share ($181,086,706 / 10,877,978 shares outstanding)* ............            $16.65
                                                                                           ==============
 Maximum offering price per share ($16.65 / 99%) ......................................            $16.82
                                                                                           ==============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($12,603,064 / 739,605
 shares outstanding) ..................................................................            $17.04
                                                                                           ==============


(*) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN EQUITY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

Investment income:
(net of foreign taxes of $61,911)
 Dividends .............................................................................     $  6,239,332
 Interest ..............................................................................        3,880,166
                                                                                             ------------
   Total investment income .............................................................       10,119,498
                                                                                             ------------
Expenses:
 Management fees (Note 3) ..............................................................        5,012,245
 Distribution fees (Note 3)
  Class A ..............................................................................        2,196,089
  Class B ..............................................................................           58,016
  Class C ..............................................................................        1,237,416
 Transfer agent fees (Note 3) ..........................................................        1,481,371
 Custodian fees ........................................................................           15,845
 Reports to shareholders ...............................................................          265,186
 Registration and filing fees ..........................................................          118,101
 Professional fees .....................................................................           36,103
 Directors' fees and expenses ..........................................................           34,217
                                                                                             ------------
   Total expenses ......................................................................       10,454,589
                                                                                             ------------
    Net investment loss ...............................................................         (335,091)
                                                                                             ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..........................................................................      110,071,613
  Foreign currency transactions ........................................................          (13,859)
                                                                                             ------------
    Net realized gain ..................................................................      110,057,754
 Net unrealized appreciation on investments ............................................      305,789,258
                                                                                             ------------
Net realized and unrealized gain .......................................................      415,847,012
                                                                                             ------------
Net increase in net assets resulting from operations ...................................     $415,511,921
                                                                                             ============


                       See notes to financial statements.



FRANKLIN EQUITY FUND
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEARS ENDED JUNE 30, 2000 AND 1999


                                                                                            2000                  1999
                                                                                    ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..................................................   $      (335,091)       $     3,509,255
  Net realized gain (loss) from investments and foreign currency transactions ...       110,057,754             (4,018,896)
  Net unrealized appreciation on investments ....................................       305,789,258             91,630,130
                                                                                    --------------------------------------
    Net increase in net assets resulting from operations ........................       415,511,921             91,120,489
 Distributions to shareholders from:
  Net investment income:
   Class A ......................................................................          (227,134)            (3,027,697)
   Class B ......................................................................                --                 (4,288)
   Class C ......................................................................                --               (128,642)
   Advisor Class ................................................................           (14,870)               (97,976)
  Net realized gains:
   Class A ......................................................................       (33,225,141)           (33,108,989)
   Class B ......................................................................          (127,137)                    --
   Class C ......................................................................        (4,285,718)            (2,429,861)
   Advisor Class ................................................................          (361,597)            (1,147,869)
                                                                                    --------------------------------------
 Total distributions to shareholders ............................................       (38,241,597)           (39,945,322)
 Capital share transactions: (Note 2)
   Class A ......................................................................       127,497,357             50,425,565
   Class B ......................................................................        12,125,314              1,206,522
   Class C ......................................................................        51,389,298             45,833,064
   Advisor Class ................................................................         1,544,927            (10,836,194)
                                                                                    --------------------------------------
 Total capital share transactions ...............................................       192,556,896             86,628,957
    Net increase in net assets ..................................................       569,827,220            137,804,124
Net assets:
 Beginning of year ..............................................................       804,267,150            666,463,026
                                                                                    --------------------------------------
 End of year ....................................................................   $ 1,374,094,370        $   804,267,150
                                                                                    ======================================
Undistributed net investment income included in net assets:
 End of year ....................................................................   $            --        $       185,821
                                                                                    ======================================


                       See notes to financial statements.

FRANKLIN EQUITY FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Equity Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide capital growth.

On July 14, 2000, the Shareholders approved an Agreement and Plan of Reorganization whereby the Fund would be reorganized and its domicile changed from a California corporation to a Delaware business trust effective August 10, 2000. In connection with these changes, the Fund's name will change to Franklin Growth and Income Fund.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN EQUITY FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and the fund began offering a new class of shares, Class
B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2000, there were 5 billion shares authorized (no par value), of which 2 billion shares were designated as Class A, 100 million shares as Class B, 1.9 billion shares as Class C and 1 billion shares as Advisor Class. Transactions in the Fund's shares were as follows:

                                                                          YEAR ENDED JUNE 30,
                                                    ------------------------------------------------------------------
                                                                 2000                               1999(a)
                                                    ------------------------------------------------------------------
                                                        SHARES            AMOUNT             SHARES           AMOUNT
                                                    ------------------------------------------------------------------
CLASS A SHARES:
Shares sold ..................................       42,731,775      $ 636,675,215        39,060,389     $ 408,867,476
Shares issued in reinvestment of distributions        2,350,735         30,771,000         3,384,894        33,127,015
Shares issued on merger(b)....................               --                 --           406,853         4,532,342
Shares redeemed ..............................      (37,279,988)      (539,948,858)      (37,961,690)     (396,101,268)
                                                    ------------------------------------------------------------------
Net increase .................................        7,802,522      $ 127,497,357         4,890,446     $  50,425,565
                                                    ==================================================================
CLASS B SHARES:

Shares sold ..................................          897,485      $  13,705,588           113,713     $   1,249,302
Shares issued in reinvestment of distributions            9,243            120,043               373             4,043
Shares redeemed ..............................         (109,192)        (1,700,317)           (4,178)          (46,823)
                                                    ------------------------------------------------------------------
Net increase .................................          797,536      $  12,125,314           109,908     $   1,206,522
                                                    ==================================================================
CLASS C SHARES:
Shares sold ..................................        7,145,650      $ 107,062,562         3,780,337     $  38,707,315
Shares issued in reinvestment of distributions          303,332          3,906,920           245,306         2,364,853
Shares issued on merger(b)....................               --                 --         2,972,886        32,642,288
Shares redeemed ..............................       (4,127,447)       (59,580,184)       (2,715,651)      (27,881,392)
                                                    ------------------------------------------------------------------
Net increase .................................        3,321,535      $  51,389,298         4,282,878     $  45,833,064
                                                    ==================================================================
ADVISOR CLASS SHARES:
Shares sold ..................................          825,504      $  13,657,006         2,069,848     $  21,245,839
Shares issued in reinvestment of distributions           27,512            360,412           126,162         1,235,476
Shares redeemed ..............................         (740,608)       (12,472,491)       (3,106,375)      (33,317,509)
                                                    ------------------------------------------------------------------
Net increase (decrease) ......................          112,408      $   1,544,927          (910,365)    $ (10,836,194)
                                                    ==================================================================

(a) For the period January 1, 1999 (effective date) to June 30, 1999 for Class B shares.

(b) During the year ended June 30, 1999, the Fund acquired the net assets of Templeton American Trust, Inc. pursuant to a plan of reorganization approved by Templeton American Trust, Inc.'s shareholders.

FRANKLIN EQUITY FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

     ANNUALIZED
      FEE RATE    MONTH-END NET ASSETS
----------------------------------------------------------------------
        .625%     First $100 million
        .500%     Over $100 million, up to and including $250 million
        .450%     In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00% and 1.00% per year of its average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the year of $635,423 and $46,820, respectively.

The Fund paid transfer agent fees of $1,481,371 of which $1,144,206 was paid to Investor Services.

Included in professional fees are legal fees of $13,511 that were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and wash sales.

At June 30, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $772,480,288 was as follows:

      Unrealized appreciation            $627,040,802
      Unrealized depreciation             (21,595,680)
                                         -------------
      Net unrealized appreciation        $605,445,122
                                         =============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 2000 aggregated $583,782,636 and $482,734,965, respectively.

FRANKLIN EQUITY FUND

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF FRANKLIN EQUITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Equity Fund (the "Fund") at June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 4, 2000

FRANKLIN EQUITY FUND

Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $82,075,356 as a capital gain dividend for the fiscal year ended June 30, 2000.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended June 30, 2000.